Collaboration and License Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Collaboration And License Agreements [Abstract]
Summary of Reconciliation of Deferred Revenue Related to Collaboration Agreement

A reconciliation of the opening and closing balances of deferred revenue related to the Collaboration Agreement, which represents the unrecognized balance of the transaction price, is as follows (in thousands):

Deferred Revenue
Balance at December 31, 2017	$26,691
Cumulative effect of adoption of accounting standard	1,299
Additions to deferred revenue	18,486
Revenue recognized	(33,586)
Balance at December 31, 2018	12,890
Additions to deferred revenue	8,826
Revenue recognized	(21,716)
Balance at December 31, 2019	$—

Summary of Reconciliation of Deferred Costs Related To Collaboration Agreement

A reconciliation of the opening and closing balances of deferred costs related to execution of the Collaboration Agreement is as follows (in thousands):

Deferred Costs
Balance at December 31, 2017	$—
Cumulative effect of adoption of accounting standard	687
Costs recognized	(377)
Balance at December 31, 2018	310
Costs recognized	(310)
Balance at December 31, 2019	$—